LEASES	6 Months Ended
Mar. 31, 2026
Leases
LEASES

NOTE 5 － LEASES

Operating lease right-of-use (“ROU” assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company entered into commercial operating leases with various third parties for the use of offices, warehouse and staff quarter in Hong Kong. These leases have original terms exceeding 1 year, but not more than 3 years. These operating leases are included in “Right-of-use Assets” on the unaudited condensed consolidated balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the unaudited condensed consolidated balance sheet.

On January 1, 2026 and March 25, 2026, the Company entered into operating lease agreements for its office and warehouse, respectively. The lease for office and warehouse will be expired on December 31, 2028 and March 24, 2028, respectively.

Supplemental unaudited condensed consolidated balance sheet information related to operating leases was as follows:

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Operating lease:
Right-of-use assets, net	$3,690,451	$8,015,874	$1,022,433

Lease liabilities:
Current lease liabilities	$3,423,397	$3,535,572	$450,966
Non-current lease liabilities	555,297	4,848,705	618,457
Total lease liabilities	$3,978,694	$8,384,277	$1,069,423

Operating lease expense for the six months ended March 31, 2025 and 2026 was HK$1,761,640 and HK$1,721,636 (US$219,596), respectively.

Other supplemental information about the Company’s operating leases as of March 31,

	2025	2026
Weighted average discount rate	5.9%	3.9%
Weighted average remaining lease term (years)	0.6-1.4 years	1.2-2.8 years

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

The future maturity of lease liabilities under operating leases as of March 31, 2026, were as follows:

For the year ending March 31,	HKD	USD
2027	$3,812,820	$486,329
2028	3,097,014	395,027
2029	1,919,538	244,839
Total minimum lease payments	8,829,372	1,126,195
Less: imputed interest	(445,095)	(56,772)
Future minimum lease payments	$8,384,277	$1,069,423